Total
No Load | Sparrow Growth Fund
Investment Objective
The investment objective of the Sparrow Growth Fund is long-term capital appreciation.
Fees and Expenses of the Fund’s No-Load Class
This table describes the fees and expenses that you may pay if you buy and hold No-Load Class shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	No Load Sparrow Growth Fund No Load
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	No Load Sparrow Growth Fund No Load
Management Fees	1.00%
Distribution (12b-1) Fees	none
Other Expenses	0.57%
Total Annual Fund Operating Expenses	1.57%

Example

The Example below is intended to help you compare the cost of investing in the Fund’s No-Load Class with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s No-Load Class for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s No-Load Class’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
No Load | Sparrow Growth Fund | No Load | USD ($)	160	496	855	1,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13.14% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Fund typically invests in a broad range of U.S. common stocks which Sparrow Capital Management, Inc., the Fund’s adviser, believes have above-average prospects for appreciation, based on a proprietary investment model developed by the adviser. The model looks at a variety of factors to select stocks that the adviser believes demonstrate strong earnings momentum. These growth momentum factors include expanding profit margins, accelerating earnings, positive earnings surprises, positive earnings estimate revisions, and positive relative price strength. At times, the Fund may focus its investments in the healthcare and/or technology sector.

The Fund may invest in stocks of all market capitalization ranges based on the adviser’s assessment of the relative opportunities and risks of each category. Stocks are sold when there is a significant decline in earnings momentum, a better stock is found, or a significant breakdown in relative price performance occurs.

Principal Risks of Investing in the Fund

All mutual funds carry a certain amount of risk. The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money. The following are the principal risks of investing in the Fund:

Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, global pandemics and political events affect the securities markets and could cause the Fund’s share price to fall.

Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

Management Risk. If the adviser’s assessment of the prospects for individual securities or a company’s growth potential is incorrect, the securities purchased may not perform as expected and could result in significant losses in the Fund’s investment in those securities and in possible losses overall for the Fund.

Mid Cap Risk. Stocks of mid-cap companies are riskier than stocks of larger companies. Many of these companies are young and have a limited track record. Their securities may trade less frequently and in more limited volume than those of more mature companies. Mid-cap companies also may lack the managerial, financial or other resources necessary to implement their business plans or succeed in the face of competition.

Small Cap Risk. To the extent the Fund invests in small-cap companies, the Fund will be subject to additional risks. These include:

•	The earnings and prospects of smaller companies are more volatile than larger companies.
•	Smaller companies may experience higher failure rates than do larger companies.
•	The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.
•	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Sector Risk. If the Fund’s portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors.

Technology Sector Risk. Technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence

Is the Fund Right for You?

The Fund may be suitable for:

•	Long-term investors seeking a mutual fund with a growth investment strategy
•	Investors willing to accept price fluctuations in their investment
•	Investors who can tolerate the risks associated with common stocks

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund’s No-Load Class by showing changes in the No-Load Class’s performance from year to year and by showing how the average annual returns of the No-Load Class shares for the 1-year, 5-year and 10-year periods and for the life of the Fund compare with those of a broad measure of market performance. To obtain updated performance information, please call (888) 727-3301 or visit www.sparrowcapital.com. The Fund’s past performance, before and after taxes, is not necessarily an indication of its future performance.

No-Load Class Annual Total Returns as of December 31st

2010 13.45%

2011 4.51%

2012 12.07%

2013 37.67%

2014 1.07%

2015 -0.73%

2016 -4.18%

2017 31.63%

2018 6.73%

2019 27.58%

* The Fund’s No-Load Class year-to-date performance as of September 30, 2020 was 60.09%.

During the period shown in the chart for the No-Load Class, the highest return for a quarter was 25.51% (quarter ended March 31, 2019); and the lowest return was -25.67% (quarter ended December 31, 2018).

Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Total Returns - Sparrow Growth Fund - No Load	1 Year	5 Years	10 Years
No Load	27.58%	11.26%	12.17%
No Load | After Taxes on Distributions	27.17%	10.35%	11.42%
No Load | After Taxes on Distributions and Sales	16.62%	8.78%	9.95%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%	11.69%	13.55%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for the Fund’s No-Load Class only, and after-tax returns for other classes will vary.

The S&P 500 Index (the “Index”) is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index.